VESSELS UNDER CAPITAL LEASE, NET 3 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
Gain (Loss) on Contract Termination	$ 89	$ 0	$ 0
Special Purpose Entities [Member]
Guarantor obligations, maximum exposure, undiscounted		$ 36,000
Ship Finance International Limited [Member]
Number of vessels acquired on merger | vessel		14